SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities
Balance - Ending of period	$ 790,023	$ 378,643
Additions		734,903
Interest expense	65,378	96,423
Lease Payments	(423,157)	(423,410)
Foreign exchange	(4,223)	3,464
Balance - Ending of period	428,021	790,023
Current lease liabilities	154,147	362,001
Non-current lease liabilities	273,874	428,022
Lease liabilities	$ 428,021	$ 790,023